UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21908

The Blue Fund Group

(Exact name of registrant as specified in charter)

590 Madison Avenue, 21st Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-490-2583

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

Item 1.	Reports to Stockholders.

The Blue Fund

Invested in meaningful change

Shares of the Funds:
- Are not FDIC insured
- May lose value
- Have no bank guarantee

The Blue Large Cap & Small Cap Funds

Annual Report

December 31, 2007

The Blue Fund Group

Letter to Shareholders (Unaudited)

December 31, 2007

Dear Shareholder:

On October 17, 2006, we launched The Blue Large Cap Fund and The Blue Small Cap Fund (the “Funds”). December 31, 2007 thus marks the end of our first full year. We are very pleased to present you with the annual report for The Blue Fund Group, including perspectives on the Funds for the year just ended. This report includes financial statements and portfolio holdings for the Funds.

In the second half of 2007, domestic equity markets were marked by tremendous volatility and decidedly mixed performance. The financial sector was hit especially hard, as revelations over collateralized debt obligations and other financial instruments led to significant write-downs and analyst downgrades. Moreover, the impact of this turmoil was felt more acutely amongst small capitalization stocks, with the Russell 2000® Index closing out 2007 down 1.57% while the S&P 500 Index was up 5.49% for the same period.

Given this market environment, and our slight overweighting of financial sector holdings, it will come as no surprise that both The Blue Large Cap Fund and The Blue Small Cap Fund underperformed in relation to their broad based market indexes, the S&P 500® and Russell 2000®, respectively. Detailed performance for the each fund is available on the fund performance pages in this annual report.

Both The Blue Large Cap Fund and The Blue Small Cap Fund invest in companies that both “act blue” and “give blue”. We build our portfolios on core progressive values like environmental sustainability, community participation, and respect for human rights. Then we go a step further, investing only in those companies whose political contributions demonstrate a sincere commitment to those values.

We believe The Blue Fund Group can be as successful as the movement that we build together, as shareholders and activists. Through careful, ethical portfolio management, we are working to earn your confidence.

Sincerely,

Daniel de Faro Adamson
President

1	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

The Blue Large Cap Fund

Fund Performance (Unaudited)

December 31, 2007

Return of a $10,000 investment as of December 31, 2007

This chart assumes an initial hypothetical investment of $10,000 made on October 17, 2006. Total Return is based on net change in net asset value assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Average Annual Total Return as of December 31, 2007*

		Since Inception

	1 Year	(10/17/06)
The Blue Large Cap Fund	2.36%	5.57%
S&P 500 Index	5.49%	8.36%
Expense Ratio	1.50%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.bluefund.com.

The Investment Adviser has agreed, in a separate Fee Waiver and Expense Limitation Agreement, to waive a portion of its fee for the first five years of operation of The Blue Large Cap Fund to the extent necessary to cap overall expenses of The Blue Large Cap Fund at 1.50%.

Investment performance reflects voluntary fee waivers in effect from inception, which may be discontinued at any time. Without these fee waivers, the performance would have been lower. This information is included in the most current prospectus available to current and prospective shareholders of the Fund.

*Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

The Standard & Poor’s 500 Index (“S&P 500”) is an unmanaged index of 500 selected common stocks most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The above referenced index does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index.

Annual Report : December 31, 2007	2

The Blue Fund Group

The Blue Small Cap Fund

Fund Performance (Unaudited)

December 31, 2007

Return of a $10,000 investment as of December 31, 2007

This chart assumes an initial hypothetical investment of $10,000 made on October 17, 2006. Total Return is based on net change in net asset value assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Average Annual Total Return as of December 31, 2007*

		Since Inception

	1 Year	(10/17/06)
The Blue Small Cap Fund	-6.66%	-3.29%
Russell 2000® Index	-1.57%	0.88%
Expense Ratio	1.75%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.bluefund.com.

The Investment Adviser has agreed, in a separate Fee Waiver and Expense Limitation Agreement, to waive a portion of its fee for the first five years of operation of The Blue Small Cap Fund to the extent necessary to cap overall expenses of The Blue Small Cap Fund at 1.75%.

Investment performance reflects voluntary fee waivers in effect from inception, which may be discontinued at any time. Without these fee waivers, the performance would have been lower. This information is included in the most current prospectus available to current and prospective shareholders of the Fund.

*Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

The Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing 10% of the total market capitalization of the index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The above referenced index does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index.

3	The Blue Fund: Invested in Meaningful Change

The Blue Fund Group

Summary of Portfolio Investments (Unaudited)

As of December 31, 2007

The Large Cap Fund

Portfolio Diversification	Percentages of Total Net Assets
Information Technology	21.7%
Consumer Discretionary	21.3%
Financials	16.3%
Consumer Staples	6.9%
Utilities	6.7%
Health Care	5.1%
Industrials	3.9%
Retail REITs	2.7%
Advertising	1.2%
Telecommunications Services	0.9%
Office REITs	0.7%
Diversified REITs	0.7%

The Small Cap Fund

Portfolio Diversification	Percentage of Total Net Assets
Information Technology	23.8%
Consumer Discretionary	14.1%
Financials	11.8%
Health Care	11.4%
Consumer Staples	3.9%
Utilities	3.4%
Industrials	3.0%
Materials	2.7%
Retail REITs	1.7%
Energy	1.5%
Specialized REITs	1.1%
Mortgage REITs	1.0%
Diversified REITs	0.7%
Telecommunication Services	0.6%
Office REITs	0.4%
Residential REITs	0.1%

Percentages above are based upon net assets.

See notes to financial statements.

Annual Report : December 31, 2007	4

The Blue Fund Group

The Blue Large Cap Fund

Schedule of Portfolio Investments

December 31, 2007

Shares	Security Description	Value
	COMMON STOCKS (88.1%):
	Advertising (1.2%):
100	Monster Worldwide, Inc.*	$3,240
200	Omnicom Group, Inc.	9,506

		12,746

	Consumer Discretionary (21.3%):
134	Avery Dennison Corp.	7,121
226	Bed Bath & Beyond, Inc.*	6,642
577	CBS Corp., Class B	15,723
351	Coach, Inc.*	10,734
1,289	CVS Caremark Corp.	51,238
100	Family Dollar Stores, Inc.	1,923
200	Gannett Co., Inc.	7,800
707	Gap, Inc. (The)	15,045
37	Harman International Industries, Inc.	2,727
100	Hasbro, Inc.	2,558
379	Interpublic Group of Cos., Inc. (The)*	3,074
100	Liz Claiborne, Inc.	2,035
351	Mattel, Inc.	6,683
324	McGraw-Hill Cos., Inc. (The)	14,194
314	NIKE, Inc., Class B	20,171
100	Polo Ralph Lauren Corp.	6,179
600	Staples, Inc.	13,842
670	Starbucks Corp.*	13,715
190	Starwood Hotels & Resorts Worldwide, Inc.	8,366
66	V.F. Corp.	4,532
93	Whole Foods Market, Inc.	3,794
200	Wyndham Worldwide Corp.	4,712

		222,808

	Consumer Staples (6.9%):
153	Clorox Co. (The)	9,971
401	Colgate-Palmolive Co.	31,262
387	Costco Wholesale Corp.	26,997
89	Estee Lauder Cos., Inc. (The), Class A	3,881

		72,111

	Diversified REIT’s (0.7%):
87	Vornado Realty Trust	7,652

	Financials (16.3%):
633	Bank of New York Mellon Corp.	30,865
200	CB Richard Ellis Group, Inc., Class A*	4,310
375	E*TRADE Financial Corp.*	1,331
57	Fannie Mae	2,279
500	Freddie Mac	17,035
245	H&R Block, Inc.	4,550
487	Lehman Brothers Holdings, Inc.	31,869
134	M&T Bank Corp.	10,930
500	Marsh & McLennan Cos., Inc.	13,235
675	Progressive Corp. (The)	12,933
400	Sovereign Bancorp, Inc.	4,560
298	State Street Corp.	24,198
500	Western Union Co.	12,140

		170,235

	Health Care (5.1%):
244	Forest Laboratories, Inc.*	8,894
200	Genzyme Corp.*	14,888
388	Stryker Corp.	28,991

		52,773

	Industrials (3.9%):
310	Danaher Corp.	27,199
88	L-3 Communications Holdings, Inc.	9,323
100	Pall Corp.	4,032

		40,554

	Information Technology (21.7%):
519	Adobe Systems, Inc.*	22,177
270	Altera Corp.	5,216
493	Apple, Inc.*	97,653
111	Applera Corp. - (Applied Biosystems Group)	3,765
500	Automatic Data Processing, Inc.	22,265
164	Citrix Systems, Inc.*	6,234
241	Electronic Arts, Inc.*	14,077
42	Google, Inc., Class A*	29,042
200	IAC/InterActiveCorp*	5,384
100	Parametric Technology Corp.*	1,785
300	Paychex, Inc.	10,866
90	QUALCOMM, Inc.	3,542
159	SanDisk Corp.*	5,274

		227,280

	Office REITs (0.7%):
85	Boston Properties, Inc.	7,804

	Retail REITs (2.7%):
265	Kimco Realty Corp.	9,646
216	Simon Property Group, Inc.	18,762

		28,408

	Telecommunication Services (0.9%):
86	ADC Telecommunications, Inc.*	1,337
100	CenturyTel, Inc.	4,146
100	Ciena Corp.*	3,411

		8,894

	Utilities (6.7%):
222	Consolidated Edison, Inc.	10,845
369	FPL Group, Inc.	24,970
82	Integrys Energy Group, Inc.	4,239
302	PG&E Corp.	13,013
277	Sempra Energy	17,141

		70,208

	Total Investments
	(Cost $925,883)(a) — 88.1%	921,473
	Other assets in excess of liabilities—11.9%	124,317

	NET ASSETS — 100.0%	$1,045,790

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

REIT—Real Estate Investment Trust.

See notes to financial statements.

5	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments

December 31, 2007

Shares	Security Description	Value
	COMMON STOCKS (81.2%):
	Consumer Discretionary (14.1%):
106	1-800-FLOWERS.COM, Inc., Class A*	$925
80	99 Cents Only Stores*	637
34	AMERCO*	2,233
165	Ameristar Casinos, Inc.	4,544
37	Audiovox Corp.*	459
220	Blockbuster, Inc.*	858
130	Bright Horizons Family Solutions, Inc.*	4,490
233	Buckle, Inc. (The)	7,689
33	Build-A-Bear Workshop, Inc.*	460
385	Callaway Golf Co.	6,711
171	Charming Shoppes, Inc.*	925
14	Cherokee, Inc.	452
38	Conn’s, Inc.*	650
22	CoStar Group, Inc.*	1,039
20	Courier Corp.	660
18	CRA International, Inc.*	857
59	Dover Motorsports, Inc.	386
42	Electro Rent Corp.	624
121	Entravision Communications Corp.*	947
37	Ethan Allen Interiors, Inc.	1,054
78	Gray Television, Inc.	626
50	Great Wolf Resorts, Inc.*	491
37	Gymboree Corp. (The)*	1,127
63	Interface, Inc.	1,028
40	K-Swiss, Inc., Class A	724
33	Kenneth Cole Productions, Inc.	577
44	Kimball International, Inc., Class B	603
56	Knoll, Inc.	920
22	Lifetime Brands, Inc.	286
82	Lin TV Corp., Class A*	998
35	Marcus Corp. (The)	541
31	Monarch Casino & Resort, Inc.*	746
44	MTR Gaming Group, Inc.*	299
37	Overstock.com, Inc.*	575
155	Pinnacle Entertainment, Inc.*	3,652
23	Pre-Paid Legal Services, Inc.*	1,273
46	Priceline.com, Inc.*	5,284
56	Progressive Gaming International Corp.*	139
113	Radio One, Inc.*	268
49	Scholastic Corp.*	1,710
62	Select Comfort Corp.*	435
93	Sotheby’s	3,543
104	Spanish Broadcasting System, Inc., Class A*	192
39	Stamps.com, Inc.*	475
13	Steinway Musical Instruments, Inc.	358
24	Steven Madden Ltd.*	480
53	Tenneco, Inc.*	1,382
53	Warnaco Group, Inc. (The)*	1,844
181	World Wrestling Entertainment, Inc.	2,672

		69,848

	Consumer Staples (3.9%):
47	AFC Enterprises, Inc.*	532
5	Arden Group, Inc., Class A	774
22	Boston Beer Co., Inc., Class A (The)*	828
47	Elizabeth Arden, Inc.*	957
36	Green Mountain Coffee Roasters, Inc.*	1,465
45	Hain Celestial Group, Inc. (The)*	1,440
37	Haverty Furniture Cos., Inc., Class A	333
21	IHOP Corp.	768
30	J & J Snack Foods Corp.	938
37	Landry’s Restaurants, Inc.	729
12	Maui Land & Pineapple Co.*	349
29	Movado Group, Inc.	733
73	National Beverage Corp.	587
18	NBTY, Inc.*	493
65	New York & Co., Inc.*	415
669	Revlon, Inc.*	790
85	Source Interlink Cos., Inc.*	245
50	Stein Mart, Inc.	237
23	Syms Corp.	347
57	Systemax, Inc.	1,158
102	Triarc Cos., Inc.	894
49	United Natural Foods, Inc.*	1,554
27	WD-40 Co.	1,025
35	West Marine, Inc.*	314
18	Weyco Group	495
32	Zumiez, Inc.*	780

		19,180

	Diversified REITs (0.7%):
6	Alexander’s, Inc.*	2,119
77	Investors Real Estate Trust	691
61	Lexington Realty Trust	887

		3,697

	Energy (1.5%):
30	Carrizo Oil & Gas, Inc.*	1,642
61	Encore Acquisition Co.*	2,036
22	Gulf Island Fabrication, Inc.	698
60	Harvest Natural Resources, Inc.*	750
24	MGE Energy, Inc.	851
18	Petroleum Development Corp.*	1,064
141	Plug Power, Inc.*	557

		7,598

	Financials (11.8%):
94	Advance America Cash Advance Centers, Inc.	955
116	Apollo Investment Corp.	1,978
22	ASTA Funding, Inc.	582
22	Bancorp, Inc. (The)*	296
27	Bank of the Ozarks, Inc.	707
30	Bankrate, Inc.*	1,443
42	BankUnited Financial Corp., Class A	290
17	Capital Corp. of the West	330

See notes to financial statements.

Annual Report : December 31, 2007	6

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments, continued

December 31, 2007

Shares	Security Description	Value
	COMMON STOCKS, continued:
	Financials, continued:
18	Capitol Bancorp Ltd.	$362
79	Cathay General Bancorp	2,093
360	Centerline Holding Co.	2,743
35	Central Pacific Financial Corp.	646
20	City Holding Co.	677
42	Cohen & Steers, Inc.	1,259
32	Coinstar, Inc.*	901
34	Community Bank System, Inc.	676
81	Crawford & Co., Class B*	336
8	Doral Financial Corp.*	144
81	eSPEED, Inc., Class A*	915
12	Farmers Capital Bank Corp.	324
77	First Acceptance Corp.*	325
23	First Bancorp	434
35	First Cash Financial Services, Inc.*	514
45	First Financial Bancorp	513
27	First Indiana Corp.	864
19	FirstFed Financial Corp.*	681
190	Fremont General Corp.*	665
52	Frontier Financial Corp.	966
78	Great Southern Bancorp, Inc.	1,713
27	Heartland Financial USA, Inc.	501
9	Imperial Capital Bancorp, Inc.	165
23	Independent Bank Corp.	626
34	Irwin Financial Corp.	250
98	LaBranche & Co., Inc.*	494
27	Macatawa Bank Corp.	232
61	MCG Capital Corp.	707
13	Mercantile Bank Corp.	201
42	Nara Bancorp, Inc.	490
44	National Financial Partners Corp.	2,007
146	NewAlliance Bancshares, Inc.	1,682
40	Oriental Financial Group, Inc.	536
34	Presidential Life Corp.	595
24	PrivateBancorp, Inc.	784
38	ProAssurance Corp.*	2,087
38	Prosperity Bancshares, Inc.	1,117
176	Provident Financial Services, Inc.	2,538
84	R&G Financial Corp., Class B*	89
29	Resource America, Inc., Class A	425
31	Rockville Financial, Inc.	378
54	Santander Bancorp	468
17	Suffolk Bancorp	522
40	SVB Financial Group*	2,016
30	TierOne Corp.	664
16	Tompkins Financial Corp.	621
148	United Bankshares, Inc.	4,147
67	Universal American Financial Corp.*	1,714
38	Virginia Commerce Bancorp, Inc.*	446
189	W Holding Co., Inc.	229
30	Wintrust Financial Corp.	994
143	Zenith National Insurance Corp.	6,396

		58,453

	Health Care (11.4%):
22	Advisory Board Co. (The)*	1,412
73	Align Technology, Inc.*	1,218
217	Alkermes, Inc.*	3,383
60	Allscripts Healthcare Solutions, Inc.*	1,165
16	Analogic Corp.	1,084
54	Arena Pharmaceuticals, Inc.*	423
21	Bio-Reference Laboratories, Inc.*	686
30	Chemed Corp.	1,676
163	Cubist Pharmaceuticals, Inc.*	3,343
52	Cypress Bioscience, Inc.*	574
25	Datascope Corp.	910
111	Durect Corp.*	714
52	Enzo Biochem, Inc.*	662
80	eResearch Technology, Inc.*	946
97	Exelixis, Inc.*	837
91	Idenix Pharmaceuticals, Inc.*	246
53	Illumina, Inc.*	3,141
136	Incyte Corp.*	1,367
33	Integra LifeSciences Holdings*	1,384
38	Inverness Medical Innovation, Inc.*	2,135
120	Isis Pharmaceuticals, Inc.*	1,890
18	Kensey Nash Corp.*	539
39	LifeCell Corp.*	1,681
57	Mannkind Corp.*	454
58	Medicines Co. (The)*	1,111
83	Medicis Pharmaceutical Corp., Class A	2,156
37	Medis Technologies, Inc.*	571
32	Molina Healthcare, Inc.*	1,238
51	Momenta Pharmaceuticals, Inc.*	364
211	Monogram Biosciences, Inc.*	306
74	NPS Pharmaceuticals, Inc.*	283
60	Nuvelo, Inc.*	110
56	Odyssey HealthCare, Inc.*	619
20	Palomar Medical Technologies, Inc.*	306
40	Par Pharmaceutical Cos., Inc.*	960
37	Pharmion Corp.*	2,326
95	QIAGEN N.V.*	2,000
66	Regeneron Pharmaceuticals, Inc.*	1,594
48	Renovis, Inc.*	145
158	Sunrise Senior Living, Inc.*	4,847
50	TriZetto Group, Inc.*	868
26	United Therapeutics Corp.*	2,539
21	Vital Images, Inc.*	379
15	Vital Signs, Inc.	767
77	Zymogenetics, Inc.*	899

		56,258

See notes to financial statements.

7	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments, continued

December 31, 2007

Shares	Security Description	Value
	COMMON STOCKS, continued:
	Industrials (3.0%):
56	ABM Industries, Inc.	$1,142
51	Advanced Energy Industries, Inc.*	667
46	Apogee Enterprises, Inc.	787
23	Clean Harbors, Inc.*	1,189
67	Comfort Systems USA, Inc.	856
20	Gehl Co.*	321
26	Greenbrier Cos., Inc. (The)	579
34	Griffon Corp.*	423
29	HEICO Corp.	1,580
40	Hudson Highland Group, Inc.*	336
34	Intevac, Inc.*	494
22	Kadant, Inc.*	653
50	Korn/Ferry International*	941
29	McGrath Rentcorp	747
41	Mobile Mini, Inc.*	760
22	Noble International Ltd.	359
55	Simpson Manufacturing Co., Inc.	1,462
30	Tennant Co.	1,329

		14,625

	Information Technology (23.8%):
526	3Com Corp.*	2,378
42	Actel Corp.*	574
34	Advent Software, Inc.*	1,839
152	American Reprographics Co.*	2,505
53	American Superconductor Corp.*	1,449
34	Arbitron, Inc.	1,413
37	Argon ST, Inc.*	687
260	Atheros Communications*	7,940
39	Audible, Inc.*	348
516	Axcelis Technologies, Inc.*	2,374
23	Badger Meter, Inc.	1,034
350	Blackbaud, Inc.	9,814
358	Brightpoint, Inc.*	5,499
255	CMGI, Inc.*	3,338
272	CNET Networks, Inc.*	2,486
208	Cogent, Inc.*	2,319
59	Concur Technologies, Inc.*	2,136
45	Diodes, Inc.*	1,353
53	Ditech Networks, Inc.*	184
64	Echelon Corp.*	1,321
261	Entegris, Inc.*	2,252
78	FalconStor Software, Inc.*	878
73	FormFactor, Inc.*	2,416
26	Forrester Research, Inc.*	729
739	Gemstar-TV Guide International, Inc.*	3,518
52	GSI Commerce, Inc.*	1,014
86	iGATE Corp.*	728
200	Informatica Corp.*	3,604
90	infoUSA, Inc.	804
59	InPhonic, Inc.*	1
69	Interwoven Software, Inc.*	981
119	Ionatron, Inc.*	340
104	iPass, Inc.*	422
29	Itron, Inc.*	2,783
57	j2 Global Communications, Inc.*	1,207
57	Jupitermedia Corp.*	218
110	Kopin Corp.*	348
47	L-1 Identity Solutions, Inc.*	844
30	LodgeNet Entertainment Corp.*	523
60	Magma Design Automation, Inc.*	733
35	Mercury Computer Systems, Inc.*	564
15	MicroStrategy, Inc., Class A*	1,426
105	Midway Games, Inc.*	290
175	Move, Inc.*	429
30	MTS Systems Corp.	1,280
224	Nuance Communications, Inc.*	4,184
27	OSI Systems, Inc.*	715
139	Palm, Inc.	881
95	Parametric Technology Corp.*	1,696
44	PDF Solutions, Inc.*	396
57	Pegasystems, Inc	680
99	Power-One, Inc.*	395
57	Presstek, Inc.*	292
47	Progress Software Corp.*	1,583
307	Quantum Corp.*	826
214	RealNetworks, Inc.*	1,303
48	Renanissance Learning, Inc.	672
143	Sapient Corp.*	1,260
59	SiRF Technology Holdings, Inc.*	1,483
22	Supertex, Inc.*	688
520	Sycamore Networks, Inc.*	1,997
290	Tibco Software, Inc.*	2,340
75	United Online, Inc.	887
51	Universal Display Corp.*	1,054
239	UTStarcom, Inc.*	657
131	ValueClick, Inc.*	2,869
136	Varian, Inc.*	8,881
59	VASCO Data Security International, Inc.*	1,647
68	Vicor Corp.	1,060
37	Virage Logic Corp.*	309

		118,078

	Materials (2.7%):
42	American Vanguard Corp.	729
351	Beacon Roofing Supply, Inc.*	2,955
31	Ceradyne, Inc.*	1,455
156	Hercules, Inc.	3,019
23	Minerals Technologies, Inc.	1,540
57	Myers Industries, Inc.	825
35	Schnitzer Steel Industries, Inc., Class A	2,419
38	Symyx Technologies, Inc.*	292

		13,234

See notes to financial statements.

Annual Report : December 31, 2007	8

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments, continued

December 31, 2007

Shares	Security Description	Value
	COMMON STOCKS, continued:
	Mortgage REITs (1.0%):
66	Anthracite Capital, Inc.	$478
30	Gramercy Capital Corp.	729
128	MFA Mortgage Investments, Inc.	1,184
50	Newcastle Investment Corp.	648
69	NorthStar Realty Finance Corp.	616
10	NovaStar Financial, Inc.*	29
32	RAIT Financial Trust	276
30	Redwood Trust, Inc.	1,027

		4,987

	Office REITs (0.4%):
74	Maguire Properties, Inc.	2,181

	Residential REITs (0.1%):
29	Sun Communities, Inc.	611
46	Tarragon Corp.*	69

		680

	Retail REITs (1.7%):
37	Acadia Realty Trust	948
42	Glimcher Realty Trust	600
47	Kite Realty Group Trust	718
142	Pennsylvania Real Estate Investment Trust	4,214
27	Ramco-Gershenson Properties Trust	577
36	Tanger Factory Outlet Centers, Inc	1,357

		8,414

	Specialized REITs (1.1%):
46	Hersha Hospitality Trust	437
66	LaSalle Hotel Properties	2,105
38	LTC Properties, Inc.	952
68	OMEGA Healthcare Investors, Inc.	1,091
66	U-STORE-IT Trust	605

		5,190

	Telecommunication Services (0.6%):
505	Charter Communications, Inc., Class A*	591
132	Citadel Broadcasting Corp.	272
60	Emmis Communications Corp., Class A*	231
46	Entercom Communications Corp., Class A	630
78	Syniverse Holdings, Inc.*	1,215

		2,939

	Utilities (3.4%):
118	Integrys Energy Group, Inc.	6,099
32	New Jersey Resources Corp.	1,601
32	Northwest Natural Gas Co.	1,557
34	South Jersey Industries, Inc.	1,227
28	UIL Holdings Corp.	1,035
156	WGL Holdings, Inc.	5,110

		16,629

	Total Investments
	(Cost 442,929)(a) — 81.2%	401,991
	Other assets in excess of liabilities — 18.8%	93,202

	NET ASSETS — 100.0%	$495,193

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

REIT—Real Estate Investment Trust.

See notes to financial statements.

9	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Statements of Assets and Liabilities

December 31, 2007

	THE BLUE LARGE CAP FUND	THE BLUE SMALL CAP FUND
Assets:
Investments, at value (cost $925,883 and $ 442,929)	$921,473	$401,991
Cash	105,807	114,565
Dividend income receivable	1,184	429
Receivable for investments sold	22,932	—
Receivable from Investment Adviser	38,430	918
Prepaid expenses	16,427	11,615

Total Assets	1,106,253	529,518

Liabilities:
Accrued expenses and other payables:
Administration	986	392
Accounting	1,074	520
Chief Compliance Officer	4,254	1,996
Distribution	234	107
Transfer agent	7,092	5,590
Custodian	4,329	4,673
Trustee	10,272	4,714
Other	32,222	16,333

Total Liabilities	60,463	34,325

Net Assets	$1,045,790	$495,193

Composition of Net Assets:
Capital	$1,050,898	$541,734
Undistributed net investment loss	—	—
Accumulated net realized losses from investment transactions	(698)	(5,603)
Unrealized depreciation from investments	(4,410)	(40,938)

Net Assets	$1,045,790	$495,193

Shares Outstanding (no par value, unlimited number of authorized shares)	100,680	53,809

Net Asset Value, Offering and Redemption Price per share	$10.39	$9.20

See notes to financial statements.

Annual Report : December 31, 2007	10

The Blue Fund Group

Statements of Operations

For the year ended December 31, 2007

	THE BLUE LARGE CAP FUND	THE BLUE SMALL CAP FUND
Investment Income:
Dividends	$13,347	$6,770

Total Investment Income	13,347	6,770

Expenses:
Investment Adviser	10,165	6,486
Administration	45,001	35,000
Distribution	2,541	1,297
Accounting	48,229	52,871
Audit	21,351	10,923
Legal	68,958	36,496
Chief Compliance Officer	44,991	24,176
Custodian	18,518	18,616
Transfer Agent	42,978	33,793
Trustee	39,598	21,159
Offering	28,251	28,251
Other	48,759	37,276

Total expenses before fee reductions	419,340	306,344

Fees reduced/reimbursed by the Investment Adviser	(402,620)	(296,403)
Custody earnings credit	(1,448)	(858)

Net Expenses	15,272	9,083

Net Investment Loss	(1,925)	(2,313)

Realized and Unrealized Gains (Losses) from Investments:
Realized gains from investment transactions	25,021	13,916
Change in unrealized depreciation from investments	(17,729)	(49,372)

Net realized/unrealized gains from investments	7,292	(35,456)

Change in net assets resulting from operations	$5,367	$(37,769)

See notes to financial statements.

11	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Statements of Changes in Net Assets

	THE BLUE LARGE CAP FUND		THE BLUE SMALL CAP FUND
	For the year ended December 31, 2007	For the period ended December 31, 2006(a)	For the year ended December 31, 2007	For the period ended December 31, 2006(a)
CHANGE IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,925)	$54	$(2,313)	$(177)
Realized gains from investment transactions	25,021	1,470	13,916	4,227
Change in unrealized appreciation/depreciation from investments	(17,729)	13,319	(49,372)	8,434

Change in net assets resulting from operations	5,367	14,843	(37,769)	12,484

Distributions to Shareholders:
Capital Gains	(25,318)	—	(21,256)	—
Return of Capital	—	—	(368)	—

Total Distributions to shareholders	(25,318)	—	(21,624)	—

Capital Transactions:
Proceeds from shares issued	1,142,633	519,037	367,124	521,031
Dividends reinvested	24,718	—	21,217	—
Cost of shares redeemed	(585,440)	(50,050)	(317,220)	(50,050)

Change in net assets from capital share transactions	581,911	468,987	71,121	470,981

Change in net assets	561,960	483,830	11,728	483,465

Net Assets:
Beginning of period	483,830	—	483,465	—

End of period	$1,045,790	$483,830	$495,193	$483,465

Share Transactions:
Issued	106,087	51,268	34,621	51,743
Reinvested	2,368	—	2,281	—
Redeemed	(54,290)	(4,753)	(30,005)	(4,831)

Change in shares	54,165	46,515	6,897	46,912

Undistributed net investment income (loss)	$—	$54	$—	$—

(a)	Fund commenced operations on October 2, 2006.

See notes to financial statements.

Annual Report : December 31, 2007	12

The Blue Fund Group

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	THE BLUE LARGE CAP FUND		THE BLUE SMALL CAP FUND
	For the year ended December 31, 2007	For the period ended December 31, 2006(a)	For the year ended December 31, 2007	For the period ended December 31, 2006(a)
Net Asset Value, Beginning of Period	$10.40	$10.00	$10.31	$10.00

Investment Operations:
Net investment income (loss)	(0.02)	— (d)	(0.04)	— (d)
Net realized and unrealized gains (losses) from investments and securities sold short	0.27	0.40	(0.65)	0.31

Total from investment operations	0.25	0.40	(0.69)	0.31

Distributions:
Return of Capital	—	—	— (d)	—
Net realized gains from investments and futures	(0.26)	—	(0.42)	—

Total Distributions	(0.26)	—	(0.42)	—

Net Asset Value, End of Period	$10.39	$10.40	$9.20	$10.31

Total Return(b)	2.36%	3.79%*	(6.66)%	2.89%*

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$1,046	$484	$495	$483
Ratio of net expenses to average net assets after voluntary and contractual waivers and reimbursements(c)	1.50%	1.50%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets(c)	(0.19)%	0.06%	(0.44)%	(0.18)%
Ratio of expenses to average net assets before voluntary and contractual waivers and reimbursements(c)	41.19%	104.44%	58.92%	99.32%
Portfolio turnover	45%	20%	53%	18%

(a)	Fund commenced operations on October 2, 2006.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount less than $0.005.
*	Represents performance beginning on the first day of security trading (October 17, 2006). Total return from commencement of offering of shares was 4.00% and 3.10% for the Large Cap and Small Cap Funds, respectively.

See notes to financial statements.

13	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Notes to Financial Statements

December 31, 2007

1. ORGANIZATION

The Blue Fund Group (the “Trust”) was organized as a Massachusetts business trust under the laws of the State of Massachusetts on May 11, 2006. The Trust is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each with its own investment strategy and risk/reward profile: The Blue Large Cap Fund (“Large Cap”) and The Blue Small Cap Fund (“Small Cap”), (individually a “Fund”, collectively the “Funds”).

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with vendors and others that provide general indemnification. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statement. Actual results could differ from those estimates.

Securities Valuation: The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Securities or other assets for which market quotation are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is an error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by the Investment Advisor under the direction of the Board of Trustees.

Security Transactions and Related Income: Changes in holdings of portfolio securities shall be reflected no later than the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses: Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Trust are allocated among the respective series based on relative net assets or another appropriate basis.

Organization and Offering Expenses: All costs incurred by the Trust in connection with the organization of the Funds, principally professional fees and printing, were paid on behalf of the Trust by Blue Investment Management, LLC and will not be borne by the Funds.

Costs incurred in connection with the offering and initial registration of the Trust are amortized on a straight-line basis over the first twelve months after the commencement of operations. Offering expenses in 2007 totaled $28,251 and $28,251 for the Large Cap and Small Cap, respectively.

Dividends to Shareholders: Dividends from net investment income, if any, are declared and paid annually by the Funds. Dividends from net realized gains, if any, are declared and distributed at least annually by the Funds. Dividends to shareholders are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their tax-basis treatment; temporary differences do not require reclassification. As of December 31, 2007, $1,871 of net investment loss in the Large Cap Fund has been reclassified to accumulated undistributed net realized gains. As of December 31, 2007, $2,313 of net investment loss in the Small Cap Fund has been reclassified to accumulated undistributed net realized gains and paid-in capital.

Federal Income Taxes: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Annual Report : December 31, 2007	14

The Blue Fund Group

Notes to Financial Statements, continued

December 31, 2007

Recently Issued Accounting Pronouncements: Effective June 29, 2007 the fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

As of and during the period ended December 31, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser: Blue Investment Management, LLC (the “Investment Adviser”) serves as the investment adviser to each Fund. Under the terms of the investment advisory agreement, the Investment Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 1.00% and 1.25% of average net assets for the Large Cap and Small Cap Funds, respectively.

Under the terms of the five-year fee waiver and expense limitation agreement, the Investment Adviser has contractually agreed to limit the expenses to the extent that the Funds total annual operating expenses (not including brokerage commissions, hedging transaction fees, and other investment related costs, extraordinary, non-recurring and certain other unusual expenses such as litigation expenses and other extraordinary legal expenses, securities lending fees and expenses and transfer taxes) exceed 1.50% and 1.75% for the Large Cap and Small Cap Funds, respectively. The Investment Adviser is entitled to recoup amounts previously waived or reimbursed within 3 years of the month the initial waiver or reimbursement took place provided that by recouping payments the Investment Adviser does not force the Funds to exceed their current expense limitation agreements.

The amounts available for future recoupments and their expiration dates are as follows:

Fund	2009	2010
Large Cap Fund	$89,094	$402,620
Small Cap Fund	93,123	296,403

Administrator: Citi Fund Services Ohio, Inc. (the “Administrator” or “Citi”), a wholly-owned subsidiary of Citi, Inc., serves as administrator of the Trust. The Trust and the Administrator have entered into a Master Services Agreement, under which the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports and assistance with compliance monitoring of the Fund’s activities. Under the terms of the Master Services Agreement, the Administrator is entitled to receive an annual asset-based fee for administration and fund accounting of 13 basis points (0.13%) on the first $250 million in aggregate net assets of all Funds; 10 basis points (0.10%) of aggregate net assets of all Funds from over $250 million to $500 million; 7.5 basis points (0.075%) of aggregate net assets of all Funds in excess of $500 million. The annual asset-based fee is subject to an annual minimum equal to $82,500 for the first Fund plus $67,500 for the second Fund and $82,500 for each Fund in excess of two Funds. Under the Master Services Agreement, Citi also serves as transfer agent and dividend disbursing agent to the Funds. Citi is entitled to receive an annual per-account fee for such services that is applied to each shareholder account on Citi’s transfer agency system, subject to an annual minimum of $17,000 per class. For providing Administration, Fund Accounting and Transfer Agency fees to the Trust, Citi is entitled to an annual minimum fee of $165,000.

Certain officers of the Trust are affiliated with the Administrator. With the exception of the Chief Compliance Officer (as noted below), none of these individuals receives a fee from the Trust for serving as an officer.

15	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Notes to Financial Statements, continued

December 31, 2007

Chief Compliance Officer: Citi also provides certain compliance services to the Trust pursuant to a Compliance Services Agreement. For its services, Citi receives an annual fee for the first year of $65,000, plus reimbursement for actual out-of-pocket expenses incurred while providing services to the Trust. This fee increases by $10,000 per year for years two and three of this agreement.

Distributor: The Trust has retained Foreside Distribution Services Limited Partnership (the “Distributor”), a wholly-owned subsidiary of Foreside Distribution Services Limited Partnership and an affiliate of the Administrator, to serve as principal underwriter for the shares of the Funds, pursuant to a Distribution Agreement between the Distributor and the Adviser. Fees for such distribution services are paid to the Distributor by the Adviser.

Distribution Plan: Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Pursuant to the Distribution Plan, each Fund will pay up to 0.25% of its average daily net assets to pay for distribution related expenses. The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares.

4. PURCHASES AND SALES OF SECURITIES:

Purchases of and proceeds from sales, excluding short-term securities, for the Fund for the period ended December 31, 2007.

Fund	Purchases	Sales
Large Cap Fund	$920,006	$406,221
Small Cap Fund	252,042	240,673

5. FEDERAL INCOME TAX INFORMATION:

At December 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized (Depreciation)

Large Cap Fund	$925,883	$140,810	$(145,220)	$(4,410)
Small Cap Fund	442,929	45,663	(86,601)	(40,938)

For the year ended December 31, 2007, the elections to defer post October losses were as follows:

Large Cap Fund	$982
Small Cap Fund	$5,603

The tax character of distributions paid during the period ended December 31, 2007 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid[1]

Large Cap Fund	$25,298	$20	$25,318	$—	$25,318
Small Cap Fund	21,253	3	21,256	368	21,624

There were no distributions paid during the period ended December 31, 2006.

As of December 31, 2007 the components of accumulated earnings/(deficit) on a tax basis was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Net Unrealized (Depreciation)	Total Accumulated Deficit
Large Cap Fund	$284	$—	$284	$(982)	$(4,410)	$(5,108)
Small Cap Fund	—	—	—	(5,603)	(40,938)	(46,541)

[1]	Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

Annual Report : December 31, 2007	16

The Blue Fund Group

Notes to Financial Statements, continued

December 31, 2007

6. SUBSEQUENT EVENT

On February 12, 2008, the Board of Trustees authorized Management to begin liquidation proceedings for The Blue Small Cap Fund. Effective March 3, 2008, no further purchase orders for The Blue Small Cap Fund will be accepted. Management has begun evaluating the procedures necessary for a smooth and orderly liquidation of the Fund. It is anticipated that the Fund will be liquidated on or before April 30, 2008. As a result, The Blue Small Cap Fund changed its basis of accounting from the going concern basis to the liquidation basis effective February 12, 2008.

17	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Report of Independent Registered Public Accounting Firm

December 31, 2007

To The Shareholders and

Board of Trustees of

The Blue Fund Group

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Blue Fund Group, comprising The Blue Large Cap Fund and The Blue Small Cap Fund (the “Funds”), as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets and the financial highlights for each of the two periods then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the Funds’ custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the funds constituting The Blue Fund Group, as of December 31, 2007, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 6 to the financial statements, the Board of Trustees of The Blue Fund Group approved the liquidation of The Blue Small Cap Fund on February 12, 2008. As a result, The Blue Small Cap Fund changed its basis of accounting from the going concern basis to the liquidation basis effective February 12, 2008.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

February 29, 2008

Annual Report : December 31, 2007	18

The Blue Fund Group

Additional Information (Unaudited)

December 31, 2007

EXPENSE COMPARISON

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expense Paid During Period* 7/1/07 - 12/31/07	Expense Ratio During Period 7/1/07 - 12/31/07
Large Cap Fund	$1,000.00	$979.60	$7.48	1.50%
Small Cap Fund	1,000.00	890.30	8.34	1.75%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the actual number of days in the most recent fiscal half-year divided by the number of days in the period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expense Paid During Period* 7/1/07 - 12/31/07	Expense Ratio During Period 7/1/07 - 12/31/07
Large Cap Fund	$1,000.00	$1,017.64	$7.63	1.50%
Small Cap Fund	1,000.00	1,016.38	8.89	1.75%

*	Expenses are equal to the average account value times the Funds’ annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

19	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Additional Information, continued

December 31, 2007

Supplemental Tax Information

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2007 qualifies for the corporate dividends received deduction as follows:

Dividends Received Deduction
Large Cap Fund	50.67%
Small Cap Fund	27.68%

For the fiscal year ended December 31, 2007, the qualified dividend income payments were as follows:

Amount
Large Cap Fund	$11,631
Small Cap Fund	5,999

The Funds designate the following amounts as long-term capital gain distributions qualifying for the maximum 15% income tax rate for individuals:

Amount
Large Cap Fund	$20
Small Cap Fund	3

This report is for the information of the shareholders of The Blue Fund. Its use in connection with any offering of the Funds’ shares is authorized only in case of concurrent or prior delivery of the Funds’ current prospectus.

Statement Regarding Availability of Quarterly Portfolio Schedule

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Statement Regarding Availability of Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-877-490-2583 or on the Securities and Exchange Commission’s website at http://www.sec.gov. A copy of the Fund’s voting record for the 12-month period ending June 30, 2007 will be available at the SEC’s website at www.sec.gov.

Annual Report : December 31, 2007	20

The Blue Fund Group

Trustees and Officers (Unaudited)

December 31, 2007

TRUSTEES:

Name, Address, and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Joseph J. Andrew, 47 3435 Stelzer Road Columbus, Ohio 43219	Trustee (1)	Since inception of the Trust and until a successor is elected and qualified	Partner, Sonnenschein, Nath & Rosenthal LLP, September 2004-Present; Partner, McDermott Will & Emery LLP, February 2003-September 2004; Partner, Cadwalader, Wickersham & Taft LLP, May 2001-February 2003; Chairman, Democratic National Committee, February 1999-May 2001	None
(1) Mr. Andrew is a member of Blue Investment Management, LLC, Investment Adviser to the Funds.
DISINTERESTED TRUSTEES:

Rachel Kleinfeld, 30 3435 Stelzer Road Columbus, Ohio 43219	Trustee	Since inception of Trust and until a successor is elected and qualified	Director, Truman National Security Project, October 2004-Present; Senior Consultant, Booz Allen Hamilton, September 2002-May 2003; Consultant, World Bank, June 2001-September 2002	None

Dmitri Mehlhorn, 34 3435 Stelzer Road Columbus, Ohio 43219	Trustee	Since inception of Trust and until a successor is elected and qualified	Director, Gerson Lehrman Group, October 2003-Present; Counsel, Director of Strategy, O’Melveny & Myers, August 2001-September 2003	None

Paul S. Feinberg, 63 3435 Stelzer Road Columbus, Ohio 43219	Trustee	Since July 17, 2006 and until a successor is elected and qualified	Executive Vice President and General Counsel, CitiStreet Associates LLC, July 1990-December 2005	CitiStreet Associates LLC, CitiStreet Equities LLC, CitiStreet Financial Services LLC, CitiStreet Funds Management LLC, and CitiStreet Retirement Services LLC, each prior to January 2000- September 2005
PRINCIPAL OFFICERS:

Daniel Adamson, 30 3435 Stelzer Road Columbus, Ohio 43219	Chief Executive Officer	Since inception of Trust and until a successor is elected and qualified	Chief Executive Officer, Blue Investment Management, LLC - February 2006 through present; Consultant, McKinsey & Company - 3 years; Senior Associate, Trireme Partners - one year; University endowment - one year

Aaron Masek, CPA, 33 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting and Financial Officer	Since inception of Trust and until a successor is elected and qualified	Senior Vice President, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services, Ohio, Inc.) since 2005 and has been employed by Citi in various other roles since 1997.

Eric Phipps, 35 3435 Stelzer Road Columbus, OH 43219	Chief Compliance Officer	Since July 17, 2006 and until a successor is elected and qualified	Vice President and Chief Compliance Officer; Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services, Ohio, Inc.) since June 2006; Director
- Compliance, Citi Fund Services Ohio, Inc.
- December 1995 through October 2004; Staff
Accountant, Securities and Exchange Commission
- October 2004 through May 2006.

21	The Blue Fund : Invested in Meaningful Change

INVESTMENT ADVISOR

Blue Investment Management, LLC

888 16th Street NW, Suite 800

Washington, D.C. 20006

ADMINISTRATOR AND TRANSFER AGENT

Citi Fund Services, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.

3435 Stelzer Road

Columbus, Ohio 43219

CUSTODIAN

The Bank of New York

P.O. Box 11555

New York, New York 10286-1555

COUNSEL

Day Pitney LLP

One International Place

Boston, Massachussetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

For additional information, call 1-877-490-2583.

This material must be preceded or accompanied by a current prospectus.

www.bluefund.com

BLUE-AR 0308

Item 2.	Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2. Effective February 12, 2008, Douglas (Buck) Owen replaced Daniel de F. Adamson as President of The Blue Fund Group.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

3(a)(2) There is not an audit committee financial expert serving on its audit committee.

3(a)(3) The Audit Committee does not currently have any members who believe that they qualify as an “audit committee financial expert.” The Audit Committee is confident, however, that its current membership is fully capable of carrying out and fulfilling the responsibilities of being members of the Audit Committee. The Audit Committee currently has no plans to recruit an additional member who would qualify as an “audit committee financial expert”, but will periodically review whether the addition of a member with such qualifications is necessary for the Audit Committee to discharge its responsibilities.

Item 4.	Principal Accountant Fees and Services.

	2007	2006
Audit Fees	$28,250	$28,575
Audit-Related Fees	$0	N/A
Tax Fees	$3,000	$3,000
All Other Fees	$0	N/A

[Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.]

[(e) If any of the services were NOT pre-approved, but otherwise approved by the audit committee, disclose the percentage of each category above.]

[(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.]

[(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, were $11,000 and $0 for each of the last two fiscal years of the registrant.]

[(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.]

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Blue Fund Group

By (Signature and Title)*	/s/ Douglas (Buck) Owen
Douglas (Buck) Owen, President

Date	March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Douglas (Buck) Owen
Douglas (Buck) Owen, President

Date	March 6, 2008

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer

Date	March 6, 2008

*	Print the name and title of each signing officer under his or her signature.